PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Core and Transitional & Development)[2]	Real Estate (LP Investments) and Other[2]	Total
Balance, beginning of period	$66,351	$48,546	$15,835	$345	$16,540	$147,617
Additions	1,623	1,921	1,606	20	385	5,555
Acquisitions through business combinations	—	2,444	30	—	4	2,478
Dispositions and assets reclassified as held for sale	(573)	(599)	(574)	(3)	(664)	(2,413)
Depreciation expense	(1,038)	(1,409)	(836)	(21)	(347)	(3,651)
Foreign currency translation and other	(2,191)	(585)	(510)	(8)	(164)	(3,458)
Total change	(2,179)	1,772	(284)	(12)	(786)	(1,489)
Balance, end of period[1]	$64,172	$50,318	$15,551	$333	$15,754	$146,128
1.Our ROU PP&E assets include $718 million (December 31, 2023 – $757 million) in our Renewable Power and Transition segment, $4.5 billion (December 31, 2023 – $3.6 billion) in our Infrastructure segment, $1.3 billion (December 31, 2023 – $1.3 billion) in our Private Equity segment, $86 million (December 31, 2023 – $86 million) in our core and transitional and development investments within our Real Estate segment and $1.0 billion (December 31, 2023 – $1.1 billion) within our Asset Management segment totaling $7.6 billion (December 31, 2023 – $6.8 billion) of ROU assets.